Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition cost
Balance as of January 1, 2022 - (Restated)	52,230	137,476	27,666	217,372
Additions[1] - (Restated)	2,789	13,434	58,171	74,394

Divestments and disposals	(604)	(919)	—	(1,523)
Reclassifications² - (Restated)	(1,976)	53,477	33	51,534
Reclassified to Assets held for sale - (Restated)	(44,342)	(17,582)	—	(61,924)
Effect of foreign currency exchange rate differences - (Restated)	(4,027)	(10,202)	(1,976)	(16,205)
Balance as of December 31, 2022 - (Restated)	$4,070	$175,684	$83,894	$263,648
Additions[1]	4,699	81,253	42,419	128,371
Divestments and disposals	(313)	(47,419)	—	(47,732)
Reclassifications²	433	(27,606)	(29,726)	(56,899)
Effect of foreign currency exchange rate differences	27	(967)	(2,445)	(3,385)
Balance as of December 31, 2023	$8,916	$180,945	$94,142	$284,003
Depreciation and impairment
Balance as of January 1, 2022 - (Restated)	(4,712)	(77,149)	—	(81,861)
Depreciation expense - (Restated)	(3,101)	(15,136)	—	(18,237)
Divestments and disposal	47	447	—	494
Reclassifications²	195	(195)	—	—
Reclassified to Assets held for Sale - (Restated)	5,623	4,753	—	10,376
Effect of foreign currency exchange rate differences - (Restated)	938	6,035	—	6,973
Balance as of December 31, 2022 - (Restated)	$(1,010)	$(81,245)	$—	$(82,255)
Depreciation expense	(1,715)	(13,736)	—	(15,451)
Divestments and disposal	25	45,206	—	45,231
Impairment loss[3]	—	(22,381)	(602)	(22,983)
Reclassifications²	(6)	9,879	—	9,873
Effect of foreign currency exchange rate differences	(3)	234	—	231
Balance as of December 31, 2023	$(2,709)	$(62,043)	$(602)	$(65,354)

Carrying amount at December 31, 2022 - (Restated)	$3,060	$94,439	$83,894	$181,393
Carrying amount at December 31, 2023	$6,207	$118,902	$93,540	$218,649
1 - Of $128,371 in additions for the year ended December 31, 2023, $109,141 has been settled in cash. These $109,141 are included in the $137,400 in the cash-flow from investing activities related to additions to Property, plant and equipment, and the remaining $28,259 relates to decreases in Trade payables from prior years which were settled in cash during the year ended December 31, 2023. Of $74,394 in additions for the year ended December 31, 2022, $30,881 was settled in cash. These $30,881 are included in the $32,269 cash-flow from investing activities related to additions to Property, plant and equipment, and the remaining $1,388 relates to increases in Trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2022.
2 - For the year ended December 31, 2023, $47,026 is a reclassification from Property, plant and equipment to Assets under operating lease for vehicles that have been repurposed permanently and are currently in use for leasing business with customers. For the year ended December 31, 2022, $51,039 was a reclassification from Inventories to Property, plant and equipment for vehicles that were in the process of being repurposed permanently for leasing business with customers and were not sold during the year ended December 31, 2022.
3 - For the year ended December 31, 2023, Polestar 2 CGU was assessed for impairment, and impairment losses amounting to $22,983 were recognized in Cost of Sales. The impairment amount was allocated to Machinery and equipment, and Machinery under development.